PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 6	-	PROPERTY AND EQUIPMENT, NET

A.	Property and equipment, net consists of the following:

	US dollars
	December 31,
(in thousands)	2023	2022
Cost:
Operating equipment (*)	59,263	56,070
Office furniture, equipment and computers	53,490	49,629
Land	1,684	1,667
Buildings	5,429	5,492
Vehicles	11,023	9,829
Leasehold improvements	9,776	9,042
	140,665	131,729
Less – accumulated depreciation (**)	(98,710)	(86,131)
Total property and equipment, net	41,955	45,598

(*)	As of December 31, 2023 and 2022, an amount of US$ 40.9 million and US$ 38.1 million is subject to operating lease transactions, respectively.

(**)	As of December 31, 2023 and 2022, an amount of US$ 21.9 million and US$ 22.6 million is subject to operating lease transactions, respectively.

B.
During the years ended December 31, 2023, 2022 and 2021, depreciation expenses were US$ 15.8 million, US$ 13.9 million and US$ 12.3 million, respectively and additional property and equipment was purchased in an amount of US$ 10.7 million, US$ 23.9 million and US$ 13.7 million, respectively.